WBI BullBear Quality 3000 ETF
Schedule of Investments
September 30, 2023 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 97.8%
	Capital Goods - 9.8%
2,982	Caterpillar, Inc.	$814,086
29,023	Fastenal Co.	1,585,817
7,059	Illinois Tool Works, Inc. +	1,625,758
		4,025,661
	Commercial & Professional Services - 9.0%
3,431	Cintas Corp.	1,650,345
8,596	Verisk Analytics, Inc.	2,030,719
		3,681,064
	Consumer Durables & Apparel - 4.0%
4,288	Lululemon Athletica, Inc. (a)	1,653,496
	Consumer Services - 4.8%
635	Booking Holdings, Inc. (a)	1,958,308
	Energy - 18.4%
52,682	Coterra Energy, Inc.	1,425,048
39,541	Halliburton Co.	1,601,411
10,700	Marathon Petroleum Corp.	1,619,338
25,747	ONEOK, Inc.	1,633,132
5,375	Pioneer Natural Resources Co.	1,233,831
		7,512,760
	Financial Services - 4.0%
7,147	Visa, Inc. - Class A +	1,643,881
	Household & Personal Products - 3.9%
17,628	Church & Dwight Co., Inc.	1,615,254
	Insurance - 8.4%
7,642	Arthur J. Gallagher & Co. +	1,741,841
8,830	Marsh & McLennan Cos., Inc.	1,680,349
		3,422,190
	Media & Entertainment - 12.8%
15,342	Alphabet, Inc. - Class A (a)	2,007,654
36,353	Comcast Corp. - Class A	1,611,892
5,346	Meta Platforms, Inc. - Class A (a)	1,604,923
		5,224,469
	Software & Services - 13.9%
5,309	Accenture PLC - Class A - ADR (b)	1,630,447
3,858	Adobe Systems, Inc. (a)	1,967,194
4,536	Synopsys, Inc. (a)	2,081,888
		5,679,529
	Technology Hardware & Equipment - 8.8%
11,236	Apple, Inc.	1,923,715
8,381	CDW Corp.	1,690,951
		3,614,666
	TOTAL COMMON STOCKS (Cost $40,359,576)	40,031,278

Shares/Amount	Security Description	Value
	SHORT TERM INVESTMENT - 12.7%
5,205,319	U.S. Bank Money Market Deposit Account, 3.27%	5,205,319
	TOTAL SHORT TERM INVESTMENT (Cost $5,205,319)	5,205,319

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.0%
3,703,837	Mount Vernon Liquid Assets Portfolio, 5.58% (c)(d)	3,703,837
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,703,837)	3,703,837

	TOTAL INVESTMENTS - 119.5% (Cost $49,268,732)	48,940,434
	Liabilities in Excess of Other Assets - (19.5)%	(7,986,760)
	NET ASSETS - 100.0%	$40,953,674

+	All or portion of this security is on loan as of September 30, 2023. Total value of securities on loan is $3,594,251.
ADR	American Depository Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign Issued security. Foreign concentrations is as follows: Ireland: 3.98%.
(c)	The rate quoted is the annualized seven-day yield as of September 30, 2023.
(d)	Privately offered liquidity fund.

The accompanying notes are an integral part of these schedules of investments.